UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments:

	Putnam RetirementReady Funds
	The fund's portfolios
	10/31/12 (Unaudited)

	Putnam RetirementReady 2055 Fund	Shares	Value
	Absolute Return Funds (10.4%)*

	Putnam Absolute Return 100 Fund (Class Y)	441	$4,498
	Putnam Absolute Return 300 Fund (Class Y)	—	—
	Putnam Absolute Return 500 Fund (Class Y)	1,441	16,403
	Putnam Absolute Return 700 Fund (Class Y)	4,732	55,882

	Total Absolute Return Funds (cost $73,768)		$76,783

	Asset Allocation Funds (89.2%)*

	Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—
	Putnam Dynamic Asset Allocation Equity Fund (Class Y)	48,775	540,915
	Putnam Dymanic Asset Allocation Growth Fund (Class Y)	8,816	118,572

	Total Asset Allocation Funds (cost $617,411)		$659,487

	Fixed Income Funds (0.5%)*

	Putnam Money Market Fund (Class A)	3,425	$3,425

	Total Fixed Income Funds (cost $3,425)		$3,425

	Total Investments (cost $694,604)(a)		$739,695

*	Percentages indicated are based on net assets of $739,606

	Putnam RetirementReady 2050 Fund	Shares	Value
	Absolute Return Funds (10.5%)*

	Putnam Absolute Return 100 Fund (Class Y)	6,267	$63,988
	Putnam Absolute Return 300 Fund (Class Y)	—	—
	Putnam Absolute Return 500 Fund (Class Y)	15,379	175,011
	Putnam Absolute Return 700 Fund (Class Y)	50,483	596,202

	Total Absolute Return Funds (cost $810,779)		$835,201

	Asset Allocation Funds (88.7%)*

	Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—
	Putnam Dynamic Asset Allocation Equity Fund (Class Y)	486,931	5,400,066
	Putnam Dymanic Asset Allocation Growth Fund (Class Y)	120,502	1,620,756

	Total Asset Allocation Funds (cost $6,797,170)		$7,020,822

	Fixed Income Funds (0.5%)*

	Putnam Money Market Fund (Class A)	36,255	$36,255

	Total Fixed Income Funds (cost $36,255)		$36,255

	Total Investments (cost $7,644,204)(a)		$7,892,278

*	Percentages indicated are based on net assets of $7,918,842

	Putnam RetirementReady 2045 Fund	Shares	Value
	Absolute Return Funds (11.3%)*

	Putnam Absolute Return 100 Fund (Class Y)	16,654	$170,034
	Putnam Absolute Return 300 Fund (Class Y)	—	—
	Putnam Absolute Return 500 Fund (Class Y)	21,797	248,051
	Putnam Absolute Return 700 Fund (Class Y)	71,553	845,042

	Total Absolute Return Funds (cost $1,226,698)		$1,263,127

	Asset Allocation Funds (88.3%)*

	Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—
	Putnam Dynamic Asset Allocation Equity Fund (Class Y)	527,040	5,844,872
	Putnam Dymanic Asset Allocation Growth Fund (Class Y)	299,879	4,033,372

	Total Asset Allocation Funds (cost $9,469,065)		$9,878,244

	Fixed Income Funds (0.5%)*

	Putnam Money Market Fund (Class A)	50,974	$50,974

	Total Fixed Income Funds (cost $50,974)		$50,974

	Total Investments (cost $10,746,737)(a)		$11,192,345

*	Percentages indicated are based on net assets of $11,191,983

	Putnam RetirementReady 2040 Fund	Shares	Value
	Absolute Return Funds (12.5%)*

	Putnam Absolute Return 100 Fund (Class Y)	40,666	$415,198
	Putnam Absolute Return 300 Fund (Class Y)	—	—
	Putnam Absolute Return 500 Fund (Class Y)	34,836	396,435
	Putnam Absolute Return 700 Fund (Class Y)	104,827	1,238,011

	Total Absolute Return Funds (cost $1,996,670)		$2,049,644

	Asset Allocation Funds (87.0%)*

	Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—
	Putnam Dynamic Asset Allocation Equity Fund (Class Y)	490,123	5,435,466
	Putnam Dymanic Asset Allocation Growth Fund (Class Y)	657,980	8,849,827

	Total Asset Allocation Funds (cost $13,526,439)		$14,285,293

	Fixed Income Funds (0.5%)*

	Putnam Money Market Fund (Class A)	74,041	$74,041

	Total Fixed Income Funds (cost $74,041)		$74,041

	Total Investments (cost $15,597,150)(a)		$16,408,978

*	Percentages indicated are based on net assets of $16,417,978

	Putnam RetirementReady 2035 Fund	Shares	Value
	Absolute Return Funds (15.9%)*

	Putnam Absolute Return 100 Fund (Class Y)	59,716	$609,699
	Putnam Absolute Return 300 Fund (Class Y)	9,211	97,913
	Putnam Absolute Return 500 Fund (Class Y)	85,254	970,194
	Putnam Absolute Return 700 Fund (Class Y)	184,706	2,181,374

	Total Absolute Return Funds (cost $3,750,169)		$3,859,180

	Asset Allocation Funds (82.0%)*

	Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	77,964	$920,757
	Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—
	Putnam Dynamic Asset Allocation Equity Fund (Class Y)	227,569	2,523,743
	Putnam Dymanic Asset Allocation Growth Fund (Class Y)	1,218,753	16,392,226

	Total Asset Allocation Funds (cost $18,467,454)		$19,836,726

	Fixed Income Funds (1.8%)*

	Putnam Money Market Fund (Class A)	425,888	$425,888

	Total Fixed Income Funds (cost $425,888)		$425,888

	Total Investments (cost $22,643,511)(a)		$24,121,794

*	Percentages indicated are based on net assets of $24,205,739

	Putnam RetirementReady 2030 Fund	Shares	Value
	Absolute Return Funds (22.4%)*

	Putnam Absolute Return 100 Fund (Class Y)	94,595	$965,810
	Putnam Absolute Return 300 Fund (Class Y)	69,916	743,208
	Putnam Absolute Return 500 Fund (Class Y)	149,112	1,696,891
	Putnam Absolute Return 700 Fund (Class Y)	319,667	3,775,262

	Total Absolute Return Funds (cost $6,984,544)		$7,181,171

	Asset Allocation Funds (74.2%)*

	Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	585,873	$6,919,157
	Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—
	Putnam Dynamic Asset Allocation Equity Fund (Class Y)	—	—
	Putnam Dymanic Asset Allocation Growth Fund (Class Y)	1,251,553	16,833,393

	Total Asset Allocation Funds (cost $22,012,680)		$23,752,550

	Fixed Income Funds (3.0%)*

	Putnam Money Market Fund (Class A)	952,174	$952,174

	Total Fixed Income Funds (cost $952,174)		$952,174

	Total Investments (cost $29,949,398)(a)		$31,885,895

*	Percentages indicated are based on net assets of $32,019,611

	Putnam RetirementReady 2025 Fund	Shares	Value
	Absolute Return Funds (30.5%)*

	Putnam Absolute Return 100 Fund (Class Y)	152,114	$1,553,088
	Putnam Absolute Return 300 Fund (Class Y)	208,973	2,221,381
	Putnam Absolute Return 500 Fund (Class Y)	251,104	2,857,561
	Putnam Absolute Return 700 Fund (Class Y)	441,105	5,209,452

	Total Absolute Return Funds (cost $11,539,698)		$11,841,482

	Asset Allocation Funds (64.9%)*

	Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	1,527,335	$18,037,830
	Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	39,455	389,423
	Putnam Dynamic Asset Allocation Equity Fund (Class Y)	—	—
	Putnam Dymanic Asset Allocation Growth Fund (Class Y)	502,662	6,760,804

	Total Asset Allocation Funds (cost $23,551,544)		$25,188,057

	Fixed Income Funds (3.9%)*

	Putnam Money Market Fund (Class A)	1,527,824	$1,527,824

	Total Fixed Income Funds (cost $1,527,824)		$1,527,824

	Total Investments (cost $36,619,066)(a)		$38,557,363

*	Percentages indicated are based on net assets of $38,792,469

	Putnam RetirementReady 2020 Fund	Shares	Value
	Absolute Return Funds (41.0%)*

	Putnam Absolute Return 100 Fund (Class Y)	173,370	$1,770,107
	Putnam Absolute Return 300 Fund (Class Y)	318,228	3,382,768
	Putnam Absolute Return 500 Fund (Class Y)	402,623	4,581,850
	Putnam Absolute Return 700 Fund (Class Y)	353,222	4,171,548

	Total Absolute Return Funds (cost $13,589,176)		$13,906,273

	Asset Allocation Funds (53.7%)*

	Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	1,193,624	$14,096,700
	Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	415,916	4,105,088
	Putnam Dynamic Asset Allocation Equity Fund (Class Y)	—	—
	Putnam Dymanic Asset Allocation Growth Fund (Class Y)	—	—

	Total Asset Allocation Funds (cost $17,184,783)		$18,201,788

	Fixed Income Funds (5.2%)*

	Putnam Money Market Fund (Class A)	1,748,863	$1,748,863

	Total Fixed Income Funds (cost $1,748,863)		$1,748,863

	Total Investments (cost $32,522,822)(a)		$33,856,924

*	Percentages indicated are based on net assets of $33,917,020

	Putnam RetirementReady 2015 Fund	Shares	Value
	Absolute Return Funds (52.5%)*

	Putnam Absolute Return 100 Fund (Class Y)	184,847	$1,887,285
	Putnam Absolute Return 300 Fund (Class Y)	386,527	4,108,780
	Putnam Absolute Return 500 Fund (Class Y)	540,929	6,155,774
	Putnam Absolute Return 700 Fund (Class Y)	130,214	1,537,833

	Total Absolute Return Funds (cost $13,402,585)		$13,689,672

	Asset Allocation Funds (41.7%)*

	Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	314,543	$3,714,762
	Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	725,546	7,161,139
	Putnam Dynamic Asset Allocation Equity Fund (Class Y)	—	—
	Putnam Dymanic Asset Allocation Growth Fund (Class Y)	—	—

	Total Asset Allocation Funds (cost $10,272,563)		$10,875,901

	Fixed Income Funds (6.0%)*

	Putnam Money Market Fund (Class A)	1,553,295	$1,553,295

	Total Fixed Income Funds (cost $1,553,295)		$1,553,295

	Total Investments (cost $25,228,443)(a)		$26,118,868

*	Percentages indicated are based on net assets of $26,098,528

	Putnam Retirement Income Fund Lifestyle 1	Shares	Value
	Absolute Return Funds (60.1%)*

	Putnam Absolute Return 100 Fund (Class Y)	194,127	$1,982,034
	Putnam Absolute Return 300 Fund (Class Y)	436,661	4,641,703
	Putnam Absolute Return 500 Fund (Class Y)	577,429	6,571,144
	Putnam Absolute Return 700 Fund (Class Y)	—	—

	Total Absolute Return Funds (cost $12,974,628)		$13,194,881

	Asset Allocation Funds (33.9%)*

	Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	755,458	7,456,367
	Putnam Dynamic Asset Allocation Equity Fund (Class Y)	—	—
	Putnam Dymanic Asset Allocation Growth Fund (Class Y)	—	—

	Total Asset Allocation Funds (cost $7,049,359)		$7,456,367

	Fixed Income Funds (5.9%)*

	Putnam Money Market Fund (Class A)	1,306,297	$1,306,297

	Total Fixed Income Funds (cost $1,306,297)		$1,306,297

	Total Investments (cost $21,330,284)(a)		$21,957,545

*	Percentages indicated are based on net assets of $21,967,323

Notes to The fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2012 through October 31, 2012 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represents Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

(a) The aggregate identified cost on a tax basis as of the reporting period ended were as follows:

				Cost for
			Net	federal
	Unrealized	Unrealized	unrealized	income tax
	appreciation	(depreciation )	Appreciation/(depreciation )	purposes
Putnam RetirementReady 2055 Fund	$11,601	$(928)	$10,673	$729,022
Putnam RetirementReady 2050 Fund	381,638	(668,953)	(287,315)	8,179,593
Putnam RetirementReady 2045 Fund	18,742	(153,760)	(135,018)	11,327,363
Putnam RetirementReady 2040 Fund	398,859	(153,973)	244,886	16,164,092
Putnam RetirementReady 2035 Fund	1,190,417	(73,091)	1,117,326	23,004,468
Putnam RetirementReady 2030 Fund	1,849,924	(33,495)	1,816,429	30,069,466
Putnam RetirementReady 2025 Fund	1,840,966	(47,688)	1,793,278	36,764,085
Putnam RetirementReady 2020 Fund	1,214,616	(53,188)	1,161,428	32,695,496
Putnam RetirementReady 2015 Fund	781,798	(49,812)	731,986	25,386,882
Putnam Retirement Income Fund Lifestyle 1	564,326	(72,797)	491,529	21,466,016

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1. The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Transactions with affiliated issuers

Transactions during the reporting period with a company which is under common ownership or control, or with companies in which the fund owned at least 5% of the voting securities, were as follows:

Putnam RetirementReady 2055 Fund
Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund	$2,907	$1,785	$221	$—	$—	$4,498
Putnam Absolute Return 300 Fund	—	—	—	—	—	—
Putnam Absolute Return 500 Fund	12,946	4,185	850	—	—	16,403
Putnam Absolute Return 700 Fund	44,261	14,152	2,897	—	—	55,882
Putnam Dynamic Asset Allocation Balanced Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund	430,108	122,786	31,439	—	—	540,915
Putnam Dynamic Asset Allocation Growth Fund	94,212	26,815	6,539	—	—	118,572
Putnam Money Market Fund	2,653	1,337	564	—	—	3,425
Totals	$587,087	$171,060	$42,510	$—	$—	$739,695

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2050 Fund
Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund	$50,465	$16,853	$3,760	$—	$—	$63,988
Putnam Absolute Return 300 Fund	—	—	—	—	—	—
Putnam Absolute Return 500 Fund	160,574	23,874	10,857	—	—	175,011
Putnam Absolute Return 700 Fund	549,021	79,995	37,013	—	—	596,202
Putnam Dynamic Asset Allocation Balanced Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund	5,166,863	568,867	568,065	—	—	5,400,066
Putnam Dynamic Asset Allocation Growth Fund	1,321,947	341,634	96,666	—	—	1,620,756
Putnam Money Market Fund	32,377	10,420	6,542	1	—	36,255
Totals	$7,281,247	$1,041,643	$722,903	$1	$—	$7,892,278

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2045 Fund
Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund	$137,371	$44,618	$13,111	$—	$—	$170,034
Putnam Absolute Return 300 Fund	—	—	—	—	—	—
Putnam Absolute Return 500 Fund	235,366	31,140	20,528	—	—	248,051
Putnam Absolute Return 700 Fund	804,772	104,127	69,981	—	—	845,042
Putnam Dynamic Asset Allocation Balanced Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund	5,931,389	556,432	914,251	—	—	5,844,872
Putnam Dynamic Asset Allocation Growth Fund	3,522,420	678,579	313,813	—	—	4,033,372
Putnam Money Market Fund	47,435	13,662	10,123	1	—	50,974
Totals	$10,678,753	$1,428,558	$1,341,807	$1	$—	$11,192,345

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2040 Fund
Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund	$328,083	$102,973	$18,650	$—	$—	$415,198
Putnam Absolute Return 300 Fund	—	—	—	—	—	—
Putnam Absolute Return 500 Fund	332,159	79,677	18,208	—	—	396,435
Putnam Absolute Return 700 Fund	1,135,720	152,741	59,062	—	—	1,238,011
Putnam Dynamic Asset Allocation Balanced Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund	5,600,251	548,783	969,851	—	—	5,435,466
Putnam Dynamic Asset Allocation Growth Fund	7,614,823	1,333,408	412,354	—	—	8,849,827
Putnam Money Market Fund	66,287	21,340	13,586	1	—	74,041
Totals	$15,077,323	$2,238,922	$1,491,711	$1	$—	$16,408,978

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2035 Fund
Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund	$566,710	$72,485	$34,048	$—	$—	$609,699
Putnam Absolute Return 300 Fund	45,948	54,936	3,608	—	—	97,913
Putnam Absolute Return 500 Fund	872,168	143,255	52,637	—	—	970,194
Putnam Absolute Return 700 Fund	1,956,684	328,533	117,974	—	—	2,181,374
Putnam Dynamic Asset Allocation Balanced Fund	437,130	506,219	31,415	2,090	—	920,757
Putnam Dynamic Asset Allocation Conservative Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund	3,112,075	220,060	953,441	—	—	2,523,743
Putnam Dynamic Asset Allocation Growth Fund	15,617,230	1,178,024	1,047,320	—	—	16,392,226
Putnam Money Market Fund	327,465	132,484	34,061	7	—	425,888
Totals	$22,935,410	$2,635,996	$2,274,504	$2,097	$—	$24,121,794

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2030 Fund
Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund	$852,209	$163,685	$57,051	$—	$—	$965,810
Putnam Absolute Return 300 Fund	524,428	252,216	38,635	—	—	743,208
Putnam Absolute Return 500 Fund	1,602,592	183,969	103,686	—	—	1,696,891
Putnam Absolute Return 700 Fund	3,431,148	544,306	225,392	—	—	3,775,262
Putnam Dynamic Asset Allocation Balanced Fund	4,881,146	2,273,725	361,781	23,601	—	6,919,157
Putnam Dynamic Asset Allocation Conservative Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund	18,687,735	1,188,146	3,852,792	—	—	16,833,393
Putnam Money Market Fund	833,368	188,192	69,386	18	—	952,174
Totals	$30,812,626	$4,794,239	$4,708,723	$23,619	$—	$31,885,895

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2025 Fund
Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund	$1,420,996	$245,563	$124,880	$—	$—	$1,553,088
Putnam Absolute Return 300 Fund	1,894,801	482,517	172,141	—	—	2,221,381
Putnam Absolute Return 500 Fund	2,536,684	526,057	226,405	—	—	2,857,561
Putnam Absolute Return 700 Fund	5,126,434	475,243	430,923	—	—	5,209,452
Putnam Dynamic Asset Allocation Balanced Fund	16,282,805	2,739,509	1,441,034	77,554	—	18,037,830
Putnam Dynamic Asset Allocation Conservative Fund	380,046	31,372	29,434	1,764	—	389,423
Putnam Dynamic Asset Allocation Equity Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund	8,828,360	561,224	3,020,931	—	—	6,760,804
Putnam Money Market Fund	1,398,961	266,060	137,196	33	—	1,527,824
Totals	$37,869,087	$5,327,545	$5,582,944	$79,351	$—	$38,557,363

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2020 Fund
Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund	$1,675,095	$238,829	$157,276	$—	$—	$1,770,107
Putnam Absolute Return 300 Fund	3,089,974	563,554	296,086	—	—	3,382,768
Putnam Absolute Return 500 Fund	3,969,107	965,755	387,017	—	—	4,581,850
Putnam Absolute Return 700 Fund	4,457,313	283,327	605,564	—	—	4,171,548
Putnam Dynamic Asset Allocation Balanced Fund	16,187,606	1,071,626	3,654,080	77,744	—	14,096,700
Putnam Dynamic Asset Allocation Conservative Fund	2,894,610	1,497,201	341,024	15,288	—	4,105,088
Putnam Dynamic Asset Allocation Equity Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund	—	—	—	—	—	—
Putnam Money Market Fund	1,652,106	271,282	174,525	39	—	1,748,863
Totals	$33,925,811	$4,891,574	$5,615,572	$93,071	$—	$33,856,924

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2015 Fund
Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund	$1,695,428	$294,027	$115,905	$—	$—	$1,887,285
Putnam Absolute Return 300 Fund	3,671,515	654,058	247,024	—	—	4,108,780
Putnam Absolute Return 500 Fund	5,645,138	842,674	380,547	—	—	6,155,774
Putnam Absolute Return 700 Fund	1,930,862	93,549	503,160	—	—	1,537,833
Putnam Dynamic Asset Allocation Balanced Fund	5,111,396	263,130	1,820,184	24,277	—	3,714,762
Putnam Dynamic Asset Allocation Conservative Fund	6,424,233	1,043,864	432,454	30,728	—	7,161,139
Putnam Dynamic Asset Allocation Equity Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund	—	—	—	—	—	—
Putnam Money Market Fund	1,522,641	149,235	118,581	35	—	1,553,295
Totals	$26,001,213	$3,340,537	$3,617,855	$55,040	$—	$26,118,868

Market values are shown for those securities affiliated at period end.

Putnam Retirement Income Fund Lifestyle 1
Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund	$1,892,189	$187,900	$113,220	$—	$—	$1,982,034
Putnam Absolute Return 300 Fund	4,474,680	396,986	264,179	—	—	4,641,703
Putnam Absolute Return 500 Fund	6,386,624	505,609	378,161	—	—	6,571,144
Putnam Absolute Return 700 Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Balanced Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund	7,265,865	600,972	554,660	33,988	—	7,456,367
Putnam Dynamic Asset Allocation Equity Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund	—	—	—	—	—	—
Putnam Money Market Fund	1,246,766	145,457	85,926	29	—	1,306,297
Totals	$21,266,124	$1,836,924	$1,396,146	$34,017	$—	$21,957,545

Market values are shown for those securities affiliated at period end.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

	Investments in Securities
Fund	Level 1	Level 2	Level 3	Total
Putnam RetirementReady 2055 Fund	$739,695	$—	$—	$739,695
Putnam RetirementReady 2050 Fund	7,892,278	—	—	7,892,278
Putnam RetirementReady 2045 Fund	11,192,345	—	—	11,192,345
Putnam RetirementReady 2040 Fund	16,408,978	—	—	16,408,978
Putnam RetirementReady 2035 Fund	24,121,794	—	—	24,121,794
Putnam RetirementReady 2030 Fund	31,885,895	—	—	31,885,895
Putnam RetirementReady 2025 Fund	38,557,363	—	—	38,557,363
Putnam RetirementReady 2020 Fund	33,856,924	—	—	33,856,924
Putnam RetirementReady 2015 Fund	26,118,868	—	—	26,118,868
Putnam Retirement Income Fund Lifestyle 1	21,957,545	—	—	21,957,545

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 28, 2012